UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

               Report for the Quarter Ended December 31, 2001.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Blavin & Company, Inc.
Address:       8800 N. Gainey Center Dr., Suite 260, Scottsdale, AZ  85258

13F File Number:    028-05299

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael Spalter
Title:         President
Phone:         401-453-3510
Signature, Place, and Date of Signing:

  /S/ Michael Spalter           Providence, Rhode Island   February 8, 2002
  ---------------------         ------------------------   ----------------


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           17

Form 13F Information Table Value Total:           $130,668


List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----


                                              FORM 13F INFORMATION TABLE

                           TITLE                                                                            VOTING AUTHORITY
                            OF                  VALUE     SHARES/    SH/    PUT/   INVSTMT    OTHER    --------------------------
NAME OF ISSUER             CLASS     CUSIP    (X$1,000)   PRN AMT    PRN    CALL   DSCRETN   MANAGERS     SOLE     SHARED   NONE
--------------            -------  ---------  ---------   ---------  ---    ----   -------- ---------  ---------- ------- -------
AETHER SYS INC            SUB NT   00808VAA3        580   1,000,000   SH             SOLE               1,000,000
                          CV 6%05
AT & T CDA INC            DEPS     00207Q202     20,157     667,686   SH             SOLE                 667,686
                          RCPT CL B
BAY VIEW CAP CORP DEL     COM      07262L101      2,395     326,797   SH             SOLE                 326,797
BOCA RESORTS INC          CL A     09688T106     16,871   1,287,850   SH             SOLE               1,287,850
CIGNA CORP                COM      125509109     29,761     321,222   SH             SOLE                 321,222
CHAMPIONSHIP AUTO RACING  COM      158711101      2,063     128,200   SH             SOLE                 128,200
  TEAM
CINERGY CORP              COM      172474108        836      25,000   SH             SOLE                  25,000
CITIZENS COMMUNICATIONS   COM      17453B101     10,037     941,580   SH             SOLE                 941,580
  CO
CRONOS GROUP N V          ORD      L20708100      5,328   1,529,136   SH             SOLE               1,529,136
DELPHI FINL GROUP INC     CL A     247131105      9,794     294,100   SH             SOLE                 294,100
DQE INC                   COM      23329J104        290      15,300   SH             SOLE                  15,300
F M C CORP                COM NEW  302509104      5,950     100,000   SH             SOLE                 100,000
HEAD N V                  NY       422070102      1,980     589,266   SH             SOLE                 589,266
                          REGISTRY
                          SH
IDT CORP                  CL B     448947309      4,873     293,400   SH             SOLE                 293,400
INDUSTRIE NATUZZI SPA     ADR      456478106      9,835     671,792   SH             SOLE                 671,792
MAXXAM INC                COM      577913106      2,859     163,350   SH             SOLE                 163,350
MEDQUIST INC              COM      584949101      4,741     162,100   SH             SOLE                 162,100
